OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Mark-to-market asset on interest rate swaps (Note 21)	5,978	8,736
Operating lease right-of-use-assets (1)	3,918	899
Investment (2)	884	—
Others	13	859
Other non-current assets	10,793	10,494

(1) Operating lease right-of-use-assets mainly comprise of our office leases.

(2) Includes advanced subscription for investments at cost of $0.9 million as of December 31, 2023.